Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Accounting Policies [Abstract]
Schedule of Useful Lives of Property, Plant and Equipment

Depreciation of property, plant and equipment are calculated on the straight-line method over their estimated useful lives as follows:

Classification	Estimated useful lives
Computer	2.5 years
Office equipment	10 years
Furniture & fittings	10 years
Office renovations	10 years

Depreciation of property, plant and equipment are calculated on the straight-line method over their estimated useful lives as follows:

Classification	Estimated useful lives
Computer	2.5 years
Office equipment	10 years
Furniture & fittings	10 years
Office renovations	10 years
Signage	10 years

Schedule of Foreign Currency Translation Exchange Rate

Translation of amounts from RM into US$1 and HK$1 into US$1 have been made at the following exchange rates for the respective periods:

	As of and for the	As of and for the
	nine months ended	year ended
	December 31, 2018	March 31, 2018
Period-end RM : US$1 exchange rate	4.13600	3.86300
Period-average RM : US$1 exchange rate	4.08410	4.14450
Period-end US$ : HK$1 exchange rate	0.12785	0.12753
Period-average US$ : HK$1 exchange rate	0.12753	0.12800
Period-end US$ : AU$1 exchange rate	0.71601	0.77581
Period-average US$ : AU$1 exchange rate	0.73502	0.78034

Translation of amounts from RM into US$1 and HK$1 into US$1 has been made at the following exchange rates for the respective periods:

	As of and for the	As of and for the
	year ended	year ended
	March 31, 2018	March 31, 2017
Period-end RM : US$1 exchange rate	3.86300	4.42300
Period-average RM : US$1 exchange rate	4.14450	4.23000
Period-end US$ : HK$1 exchange rate	0.12754	0.12877
Period-average US$ : HK$1 exchange rate	0.12800	0.12889
Period-end US$ : AU$1 exchange rate	0.77581	-
Period-average US$ : AU$1 exchange rate	0.78034	-